Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Consolidation
(a)	Basis of Consolidation
i)	Subsidiaries

The Group consolidates entities which it owns or controls. Control exists when the parent has power over the entity, is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns by using its power over the entity. Power is demonstrated through existing rights that give the ability to direct relevant activities, those which significantly affect the entity's returns. Entities are consolidated from the date on which control commences until the date on which control ceases.

ii)	Investment in Associates (Equity Accounted Investees)

Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies.

Investments in associates are accounted for using the equity method and are recognised initially at cost. The cost of investment includes transaction costs.

The consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income (loss) of equity accounted investees, other adjustments to align the accounting policies with those of the Group, from the date on which significant influence commences until the date on which significant influence ceases.

iii)	Non-controlling Interests

Non-controlling interests are measured initially at their proportionate share of the acquiree's identifiable net assets at the acquisition date. Change in the Group's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

iv)	Transactions Eliminated on Consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Business Combinations
(b)	Business Combinations

Business combinations are accounted for using the acquisition method as at the acquisition date, which is the date on which control is transferred to the Group.

The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of acquisition. The cost of acquisition also includes the fair value of contingent consideration and deferred consideration, if any. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at fair value at the date of acquisition.

Transaction costs incurred in connection with a business combination are expensed as incurred, except if related to the issue of debt or equity securities.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

Foreign Currency
(c)	Foreign Currency
i)	Foreign Currency Transactions

Transactions in foreign currencies are translated into the respective functional currencies of the Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rate at that date.  The foreign currency gains or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period. Non-monetary assets that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Foreign currency differences arising on translation are recognized in profit or loss, except for the differences on investment in equity securities designated at FVOCI (March 31, 2018 and March 31, 2017: available-for-sale equity investments), (except on impairment, in which case foreign currency differences that have been recognised in OCI are reclassified to profit or loss). Non-monetary items that are measured based on historical cost in a foreign currency are not translated.

ii)	Foreign Operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustment arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at an average exchange rate applicable during the period.

Foreign currency differences are recognized in other comprehensive income as foreign currency translation reserve (FCTR). However, if the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is allocated to non-controlling interest. When a foreign operation is disposed of, in part or in full, the relevant amount in the FCTR is transferred to profit or loss as part of the profit or loss on disposal.

Financial Instruments
(d)	Financial Instruments

i)	Recognition and initial measurement

Trade receivables and debt securities issued are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

ii)	Classification and subsequent measurement

Financial assets – Policy applicable from April 1, 2018

On initial recognition, a financial asset is classified as measured at: amortised cost; FVOCI – debt investment; FVOCI – equity investment; or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in Other Comprehensive Income (loss) (OCI). This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortised cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial assets – Assessment whether contractual cash flows are solely payments of principal and interest: Policy applicable from April 1, 2018

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin. In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

•	contingent events that would change the amount or timing of cash flows;
•	terms that may adjust the contractual coupon rate, including variable-rate features;
•	prepayment and extension features; and
•	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Financial assets – Subsequent measurement and gains and losses: Policy applicable from April 1, 2018

Financial assets at FVTPL

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.

Financial assets at amortised cost

These assets are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.

Debt investments at FVOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognised in profit or loss. Other net gains and losses are recognised in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI

These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.

Financial assets – Policy applicable before April 1, 2018

The Group classified its financial assets into one of the following categories:

•	loans and receivables;
•	held to maturity;
•	available for sale; and
•	FVTPL

Subsequent measurement and gains and losses- Policy applicable before April 1, 2018

Financial assets at FVTPL

Measured at fair value and changes therein, including any interest or dividend income, were recognised in profit or loss.

Held-to-maturity financial assets

Measured at amortised cost using the effective interest method.

Loans and receivables

Measured at amortised cost using the effective interest method.

Available-for-sale financial assets

Measured at fair value and changes therein, other than impairment losses, interest income and foreign currency differences on debt instruments, were recognised in OCI and accumulated in the fair value reserve. When these assets were derecognised, the gain or loss accumulated in equity was reclassified to profit or loss.

Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

iii)	Derecognition

Financial assets

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognised in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial liabilities

The Group derecognises a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.

iv)	Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

v)	Share Capital

Ordinary shares

Ordinary shares are classified as equity with par value of $0.0005 per share. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity.

Class B Convertible Ordinary Shares

Class B Convertible Ordinary shares (“Class B shares”) are classified as equity with par value of $0.0005 per share. The terms of issue generally provide that the Class B shares issued to any shareholder will have the same powers and relative participation rights as ordinary shares of the Company and shall vote together with ordinary shares as a single class on all matters on which the Company shareholders are entitled to vote, except as required by applicable law. Class B shares will be convertible into an equal number of ordinary shares, which shall be fully paid, non-assessable and free of any preemptive rights, of the Company on demand at the election of the holder, and will be automatically converted into an equal number of ordinary shares upon the transfer of Class B shares to another party.

Incremental costs directly attributable to the issue of Class B shares are recognized as a deduction from equity.

Repurchase and reissue of share capital (treasury shares)

When share capital recognized as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

vi)Derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted in profit or loss.

Property, Plant and Equipment

(e)	Property, Plant and Equipment
i)	Recognition and Measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The cost includes expenditure that is directly attributable to the acquisition of the asset. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized net within “other income/other operating expenses” in the consolidated statement of profit or loss and other comprehensive income (loss).

Advances paid towards the acquisition of property, plant and equipment outstanding at each reporting date and the cost of property, plant and equipment not ready to use before such date are disclosed as capital work in progress under property, plant and equipment.

Items of property, plant and equipment acquired in a business combination are measured at fair value as at the date of acquisition.

ii)	Subsequent Costs

Subsequent expenditure is recognized as an increase in the carrying amount of the asset when it is probable that future economic benefits deriving from the cost incurred will flow to the enterprise and the cost of the item can be reliably determined. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

iii)	Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset or other amount substituted for cost, less its residual value.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives for each component of property, plant and equipment since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Leased assets are depreciated over the shorter of the lease term and their useful lives.

The estimated useful lives of assets are as follows:

•	Computers	3-6 years
•	Furniture and fixtures	5-6 years
•	Office equipment	1-5 years
•	Motor vehicles	3-7 years
•	Diesel generator sets	7 years
•	Building	20 years

Leasehold improvements are depreciated over the lease term or useful lives, whichever is shorter.

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted as appropriate.

Intangible Assets and Goodwill
(f)	Intangible Assets and Goodwill
i)	Goodwill

Goodwill represents excess of the cost of acquisition over the Group’s share in the fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities. If the excess is negative, a bargain purchase gain is recognized immediately in profit or loss. Subsequent to initial recognition, goodwill is measured at cost less accumulated impairment losses.

ii)	Technology related Development Cost

Technology related development costs incurred by the Group are measured at cost less accumulated amortization and accumulated impairment losses. Cost includes expenses incurred during the development stage. The costs related to planning and post implementation phases of development are expensed as incurred.

Expenditure on research activities are recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized include the cost of materials, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use, and capitalized borrowing cost.

Incidental operations are not necessary to bring an asset to the condition necessary for it to be capable of operating in the manner intended by management, the income and related expenses of incidental operations are recognized immediately in profit or loss, and included in their respective classifications of income and expense.

iii)	Other Intangible Assets

Other intangible assets comprise software that are acquired by the Group and intangible assets including customer relationship, brand/trade mark, non-compete and favorable lease contract term acquired in a business combination.

Software has finite useful lives and is measured at cost less accumulated amortization and accumulated impairment losses. Cost includes any directly attributable expenses necessary to make the assets ready for use.

Intangible assets acquired in a business combination are measured at fair value as at the date of acquisition. Following initial recognition, these intangible assets are carried at cost less any accumulated amortization and impairment losses, if any.

iv)	Subsequent Expenditure

Subsequent expenditure is capitalized only when it is probable that future economic benefits derived from the cost incurred will flow to the enterprise and the cost of the item can be reliably determined. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

v)	Amortization

Amortization of assets, other than goodwill, is calculated over the cost of the assets, or other amount substituted for cost, less its residual value.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives are as follows:

•	Technology related development costs	2 - 5 years
•	Software	3 - 5 years
•	Customer – related intangible assets (Customer Relationship)	7-10 years
•	Contract – related intangible assets (Non-Compete)	5-6 years
•	Marketing – related intangible assets (Brand / Trade Mark)	7-10 years
•	Favorable lease contract term – related intangible assets	7 years

Amortization methods, useful lives and residual values are reviewed at each financial year-end and adjusted as appropriate.

Assets Held for Sale
(g)	Assets Held for Sale

Non-current assets that are expected to be recovered primarily through sale rather than continuing use are classified as held for sale. Immediately before classification as held for sale, the assets are remeasured in accordance with the Group’s accounting policies. Thereafter generally the assets are remeasured at the lower of their carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.

Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

Subsequently, if the criteria for held for sale is no longer met, the Group ceases to classify the asset as held for sale. The Group then measures such assets at the lower of:

(a)

its carrying amount before the asset was classified as held for sale adjusted for any depreciation, or revaluations that would have been recognised had the asset not been classified as held for sale; and

(b)	its recoverable amount at the date of the subsequent decision not to sell.

The Group includes any required adjustment to the carrying amount of  non-current asset that ceases to be classified as held for sale in profit or loss in the period in which the criteria is no longer met. The Group presents that adjustment in the same caption in the statement of comprehensive income used to present a gain or loss, if any at the time of initial recognition.

Inventories
(h)	Inventories

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated selling expenses.

Impairment

(i)	Impairment

i)	Non-derivative financial assets - Policy applicable from April 1, 2018

Financial instruments and contract assets

The Group recognises loss allowances for ECLs on:

•	financial assets measured at amortised cost;
•	debt investments measured at FVOCI; and
•	contract assets.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured as 12-month ECLs:

•	debt securities that are determined to have low credit risk at the reporting date; and
•

other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

The Group has elected to measure loss allowances for trade receivables and contract assets at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.

The Group considers a financial asset to be in default when:

•	the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realising security (if any is held); or
•	the financial asset is more than 90 days past due.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).

ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortised cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Presentation of allowance for ECL in the statement of financial position

Loss allowances for financial assets measured at amortised cost are deducted from the gross carrying amount of the assets.

For debt securities at FVOCI, the loss allowance is charged to profit or loss and is recognised in OCI.

Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For customers, the Group makes an assessment with respect to the timing and amount of write-off based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

ii)	Non-derivative financial assets - Policy applicable before April 1, 2018

A financial asset not carried at fair value through profit or loss, including an interest in equity accounted investee, is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

Objective evidence that financial assets are impaired can include default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not otherwise consider, indications that a debtor or issuer will enter bankruptcy, the disappearance of an active market for a security.

The Group considers evidence of impairment for receivables for each specific asset. All individually significant receivables are assessed for specific impairment.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against receivables. Interest on the impaired asset continues to be recognized through the unwinding of the discount. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Impairment losses on available-for-sale financial assets are recognized by reclassifying the losses accumulated in the fair value reserve in equity to profit or loss. The cumulative loss that is reclassified from equity to profit or loss is the difference between the acquisition cost, net of any principal repayment and amortization, and the current fair value, less any impairment loss recognized previously in profit or loss. Changes in cumulative impairment losses attributable to application of the effective interest method are reflected as a component of interest income. If, in a subsequent period, the fair value of an impaired available-for-sale debt security increases and the increase can be related objectively to an event occurring after the impairment loss was recognized, then the impairment loss is reversed, with the amount of the reversal recognized in profit or loss. However, any subsequent recovery in the fair value of an impaired available-for-sale equity security is recognized in other comprehensive income.

An impairment loss in respect of an equity-accounted is measured by comparing the recoverable amount of the investment with its carrying amount. An impairment loss is recognised in profit or loss, and is reversed if there has been a favorable change in estimates used to determine the recoverable amount.

iii)	Non-financial assets

The carrying amounts of the Group’s non-financial assets, primarily property, plant and equipment, technology related development cost, software and other intangible assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment. An impairment loss is recognized if the carrying amount of an asset or cash generating unit (CGU) exceeds its recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assumptions of the time value of money and the risks specific to the asset or CGU. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to an operating segment ceiling test, CGUs to which goodwill has been allocated are aggregated to that level at which impairment testing is performed which reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to the group of CGUs that are expected to benefit from the synergies of the combination.

Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Employee Benefits
(j)	Employee Benefits
i)	Defined Contribution Plans

Obligations for contributions to defined contribution plans are recognized as personnel expense in profit or loss in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

ii)	Defined Benefit Plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s gratuity scheme is a defined benefit plan.

The Group’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

The calculation of defined benefit obligations is performed half yearly by a qualified actuary using the projected unit credit method. When the calculation results in a potential asset for the Group, the recognised asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any applicable minimum funding requirements.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognised immediately in other comprehensive income (loss). The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognised in profit or loss.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognised immediately in profit or loss. The Group recognises gains and losses on the settlement of a defined benefit plan when the settlement occurs.

The discount rate is based on the prevailing market yields of Indian government securities as at the reporting date that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid.

iii)	Other Long-term Employee Benefits

Benefits under the Group’s compensated absences policy constitute other long term employee benefits.

The Group’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is based on the prevailing market yields of Indian government securities as at the reporting date that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which benefits are expected to be paid. The calculation is performed using the projected unit credit method. Any actuarial gains or losses are recognized in profit or loss in the period in which they arise.

iv)	Short-term Employee Benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

v)	Share Based Payment

The grant date fair value of share-based payment awards granted to employees is recognized as personnel expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service conditions at the vesting date. The increase in equity recognized in connection with a share based payment transaction is presented in the share based payment reserve, as a separate component in equity.

vi)	Termination benefits

Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits/when the Group recognises costs for a restructuring. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

Provisions and Contingent Liabilities
(k)	Provisions and Contingent Liabilities

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assumptions of the time value of money and the risks specific to the liability. The unwinding of discount is recognized as finance cost.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at reporting date, taking into account the risks and uncertainties surrounding the obligation.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

A provision for onerous contract is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.

Contingent liabilities are possible obligations that arise from past events and whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events not wholly within the control of the Group. Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote.

Revenue from contracts with customers- Policy applicable from April 1, 2018
(l)	Revenue from contracts with customers- Policy applicable from April 1, 2018

The Group has initially applied IFRS 15 from April 1, 2018. Information about the Group’s accounting policies relating to revenue from contracts with customers is provided below. The effect of initially applying IFRS 15 is described in note 4(B).

The Group provides travel products and services to leisure and corporate travelers in India and abroad. The revenue from rendering these services is recognized in the profit or loss upon transfer of control of promised services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services. This is generally the case: 1) on the date of departure for tours and packages, 2) date of check-in for hotel booking business, 3) on the issuance of the ticket in the case of sale of airline tickets and 4) date of journey in case of sale of bus tickets. The Group considers both the traveler and travel supplier to be its customers.

Income from the sale of airline tickets including commission earned is recognized as an agent on a net basis when the traveler books the airline ticket as the performance obligation is satisfied by the Group on issuance of an airline ticket to the traveler.

Where the Group has procured in advance coupons of airline tickets for an anticipated future demand from travelers and assumes the risk of not utilising the coupons, income from the sale of such airline tickets is accounted on gross basis as the Group controls the services before such services are transferred to the traveler.

Income from hotel reservations including commission earned is recognized on a net basis as an agent on the date of check-in as the performance obligation is satisfied by the Group on the date of check-in by the traveler.

Where the Group has pre-booked the hotel room nights for an anticipated future demand from the traveler and assumes the risk of not utilising the available hotel room nights, income from the sale of such hotel room nights is accounted on gross basis as the Group controls the services before such services are transferred to the traveler.

Income from tours and packages, including income on airline tickets sold to the travelers as a part of tours and packages is accounted on gross basis as the Group controls the services before such services are transferred to the traveler.

Income from hotels and packages also includes amounts received from hotel suppliers against online promotions of hotels brands on our website.

Income from bus ticketing, including commissions and fees earned from bus operators and convenience fees earned from the traveler is recognized on a net basis as an agent on the date of journey as the performance obligation is satisfied by the Group on the date of journey by the traveler.

Revenue relating to contracts with travel suppliers which include incentive payments are accounted for as variable consideration when the amount of revenue to be recognized can be estimated to the extent that it is probable that a significant reversal of any incremental revenue will not occur.

Income from other sources of the Group, primarily comprising advertising revenue, fees for facilitating access its internet based platforms to travel insurance companies and brand alliance fees is being recognized as the services are being performed as per the terms of the contracts with respective supplier. Payments from these parties are generally due within 60 days of invoicing.

Income from rail tickets reservation is recognized as an agent on a net commission earned basis on the date of journey as the performance obligation is satisfied by the Group on the date of journey by the traveler.

Income from sale of airline tickets, hotel reservations, bus ticketing and rail ticketing is recorded on net basis (i.e., the amount billed to a traveler less amount paid to a supplier), except for certain category of transactions as discussed above, as the supplier is primarily responsible for providing the underlying travel services and the Group does not control the service provided by the supplier to the traveler.

The Company provides loyalty programs  under which participating customers earn loyalty points on current transactions that can be redeemed for future qualifying transactions. Under its customer loyalty programs, the Group allocates a portion of the consideration received to loyalty points that are redeemable against any future purchases of the Group’s services. This allocation is based on the relative stand-alone selling prices. The amount allocated to the loyalty program is deferred, and is recognised as revenue when loyalty points are redeemed or expire.

Revenue is recognized net of cancellations, refunds, discounts, incentives and taxes. However, when the discount and other incentives offered to the traveler are higher than the income earned from the customers, the excess (i.e., the discount/incentive given to a traveler less income earned from the customers) on an individual transaction basis is classified under marketing and sales promotion expenses.

In the event of cancellation of airline tickets, revenue recognized in respect of commissions earned by the company on such tickets is reversed and is netted off from the revenue earned during the fiscal period at the time the cancellation is made by the customers. The revenue from the sale of tours and packages, hotel reservations and bus ticketing is recognized on the customer’s departure, check-in date and date of journey respectively. Cancellations, if any, do not impact revenue recognition since revenue is recognized upon the availment of services by the customer.

Significant judgements

Contracts with travel suppliers can include incentive payments which are estimated at inception and are adjusted at the end of each reporting period as additional information becomes available only to the extent that it is probable that a significant reversal of any incremental revenue will not occur. Determining the amount of such incentives from travel suppliers requires judgement.

Under its customer loyalty programs, the Group allocates a portion of the consideration received to loyalty points that are redeemable against any future purchases of the Group’s services. This allocation is based on the relative stand-alone selling prices. Judgment is required to determine the standalone selling price for each distinct performance obligation.

Recognition of revenue from travel suppliers on gross/net basis requires judgement basis the underlying travel services provided.

Revenue - Policy applicable before April 1, 2018

The Group provides travel products and services to leisure and corporate travelers in India and abroad. The revenue from rendering these services is recognized in the profit or loss at the time when significant risk and rewards are transferred to the customer. This is generally the case: 1) on the date of departure for tours and packages, 2) date of check in for hotel booking business, 3) on the issuance of the ticket in the case of sale of airline tickets and 4) date of journey in case of sale of bus tickets. The Group considers both travellers and travel suppliers to be its customers.

Income from the sale of airline tickets is recognized as an agent on a net commission earned basis, as the Group does not assume any performance obligation post the confirmation of the issuance of an airline ticket to the customer.

Where the Group has procured in advance coupons of airline tickets for an anticipated future demand from customers and assumes the risk of not utilising the coupons at its disposal, income from the sale of such airline tickets is accounted on gross basis.

Incentives from airlines are recognized when the performance obligations under the incentive schemes are achieved.

Income from hotel reservations including commission earned is recognized on a net basis as an agent on the date of check-in as the Group does not assume any performance obligation post the issuance of hotel confirmation voucher to the customer. Where the Group has pre-booked the hotel room nights for an anticipated future demand from the customers and assumes the risk of not utilising the available hotel room nights at its disposal, income from the sale of such hotel room nights is accounted on gross basis. Performance linked incentives from hotels are recognized as income on achievement of performance obligations.

Income from tours and packages, including income on airline tickets sold to customers as a part of tours and packages is accounted on gross basis as the Group is determined to be the principal in the arrangement i.e., the risks and responsibilities are taken by the Group including the responsibility for delivery of services. Income from tours and packages also includes amounts received from hotel vendors against online promotions of hotels brands on our website.

Income from bus ticketing, including commissions and fees earned from bus operators and convenience fees from customers is recognized on a net basis as an agent on the date of journey as the Group does not assume any performance obligation post the confirmation of the issuance of the ticket to the customer.

Income from other sources, primarily comprising advertising revenue, income from rail tickets reservation and fees for facilitating website access to a travel insurance company is being recognized as the services are being performed. Income from rail tickets reservation is recognized as an agent on a net commission earned basis, as the Group does not assume any performance obligation post the confirmation of the issuance of the ticket to the customer.

Revenue is recognized net of cancellations, refunds, discounts and taxes.  In the event of cancellation of airline tickets, revenue recognized in respect of commissions earned by the company on such tickets is reversed and is netted off from the revenue earned during the fiscal period at the time the cancellation is made by the customers. The revenue from the sale of tours and packages and hotel reservations is recognized on the customer’s departure and check-in dates, respectively. Cancellations, if any, do not impact revenue recognition since revenue is recognized upon the availment of services by the customer.

The Company provides loyalty programs under which participating customers earn loyalty points on current transactions that can be redeemed for future qualifying transactions. Revenue is allocated between the loyalty programme and the other components of the sale when such loyalty programs are offered as concessional offers. The amount allocated to such loyalty programme is deferred, and is recognized as revenue when the Group fulfills its obligations to supply the discounted products/services under the terms of the programme or when it is no longer probable that the points under the programme will be redeemed.

Further, when loyalty programmes are run as part of the Group’s customer inducement / acquisition activities with the intent of acquiring customers and promoting transactions across various booking platforms, the related cost for providing discounted products/services is recognized as marketing and sales promotion expense instead of as deferral of revenue.

Marketing and Sales Promotion Costs
(m)	Marketing and Sales Promotion Costs

Marketing and sales promotion costs comprise of internet, television, radio and print media advertisement costs as well as event driven promotion cost for Group’s products and services. These costs include advertising on websites, television, print formats, search engine marketing, and any other media cost. Additionally, the Group also incurs customer inducement/acquisition costs for acquiring customers and promoting transactions across various booking platforms such as upfront cash incentives and select loyalty programs cost, which when incurred were recorded as marketing and sales promotion costs before April 1, 2018. Post adoption of IFRS 15 from April 1, 2018, such customer inducement/acquisition costs for acquiring customers and promoting transactions across various booking platforms such as upfront cash incentives and select loyalty programs cost, when incurred are recorded as a reduction / deferral of revenue. In addition, when the discount and other incentives offered to the traveler are higher than the income earned from the customers, the excess (i.e., the discount/incentive given to a traveler less income earned from the customers) on an individual transaction basis is classified under marketing and sales promotion expenses.

Leasing Arrangements
(n)	Leasing Arrangements

Accounting for Finance Leases

On initial recognition, assets held under finance leases are recorded as property, plant and equipment and the related liability is recognized under borrowings. At inception of the lease, finance leases are recorded at amounts equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payments. Minimum lease payments under finance leases are apportioned between finance expense and reduction of the outstanding liability.

The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Accounting for Operating Leases

Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. Lease incentives received are recognized as a reduction of the lease expense, over the term of the lease.

Finance Income and Costs
(o)	Finance Income and Costs

Finance income comprises interest income on funds invested, foreign currency gains (net), change in financial liability and net gain on change in fair value of derivatives.

Finance costs comprise interest expense on borrowings, foreign currency losses (net), change in financial liability, net loss on change in fair value of derivatives, impairment losses recognized on financial assets, including trade and other receivables, cost related to public offerings and cost related to convertible notes. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Interest income and cost is recognized as it accrues in profit or loss, using the effective interest method.

The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

•	the gross carrying amount of the financial asset; or
•	the amortised cost of the financial liability.

Foreign currency gains and losses are reported on a net basis.

Income Taxes
(p)	Income Taxes

Income tax expense comprises current and deferred taxes. Current and deferred tax expense is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or other comprehensive income, in which case it is recognized in equity or in other comprehensive income (loss).

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries, associates to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used.

In determining the amount of current and deferred tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Earnings (Loss) Per Share
(q)	Earnings (Loss) Per Share

The Group presents basic and diluted earnings (loss) per share (EPS) data for its ordinary shares (including Class B shares). Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders (including Class B shareholders) of the Company by the weighted average number of ordinary shares (including Class B shares) outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders (including Class B shareholders) and the weighted average number of ordinary shares (including Class B shares) outstanding after adjusting for the effects of all potential dilutive ordinary shares (including Class B shares).

Operating Segments
(r)	Operating Segments

In accordance with IFRS 8 – Operating Segments, the operating segments used to present segment information are identified on the basis of internal reports used by the Group’s management to allocate resources to the segments and assess their performance. An operating segment is a component of the Group that engages in business activities from which it earns revenues and incurs expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. Results of the operating segments are reviewed regularly by the leadership team, which has been identified as the chief operating decision maker (CODM), to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available.

The Group has three reportable segments, i.e. air ticketing, hotels and packages and bus ticketing.  In addition, the Group has made relevant entity-wide disclosures (Refer to Note 7).

Segment results that are reported to the CODM include items directly attributable to a segment.

Revenue directly attributable to the segments is considered segment revenue. Income from tours and packages is measured on a gross basis and any commission earned on hotel reservations booked is being recognized on a net basis as an agent on the date of check in except where the Group has pre-booked the hotel room nights for an anticipated future demand from the travelers and assumes the risk of not utilising the available hotel room nights, income from the sale of such hotel room nights is accounted on gross basis.Segment revenue of air ticketing segment is measured on a net basis except where the Group has procured in advance coupons of airline tickets for an anticipated future demand from travelers and assumes the risk of not utilising the coupons, income from the sale of such airline tickets is accounted on gross basis. Segment revenue of bus ticketing segment is measured on a net basis as an agent on the date of journey.

Service cost includes cost of airline tickets, amounts paid to hotels and other service providers and other cost of providing services. Operating expenses other than service cost have not been allocated to the operating segments and are treated as unallocated/ common expenses. For the purposes of the CODM review, the measure of segment revenue (which includes adding back certain promotion expenses reported as a reduction of revenue) as reduced by service cost is a key operating metric, which is sufficient to assess performance and make resource allocation decisions.

Segment capital expenditure does not include cost incurred during the period to acquire property, plant and equipment, goodwill and intangible assets as they cannot be allocated to segments and is not reviewed by the CODM.

Segment assets do not include property, plant and equipment, goodwill, intangible assets, trade and other receivables, contract assets, term deposits, tax assets, corporate assets, other current assets and other non-current assets as they cannot be allocated to segments and are not reviewed by the CODM.

Segment liabilities do not include trade and other payables, contract liabilities, employee benefits, accrued expenses, deferred revenue, loans and borrowings and other liabilities as they cannot be allocated to segments and are not reviewed by the CODM.

New Accounting Standards and Interpretations Not Yet Adopted
(s)	New Accounting Standards and Interpretations Not Yet Adopted

A number of new standards are effective for annual periods beginning after January 1, 2019 and earlier application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.

Of those standards that are not yet effective, IFRS 16 is expected to have a material impact on the Group’s financial statements in the period of initial application.

IFRS 16, Leases:

The Group is required to adopt IFRS 16 Leases from April 1, 2019. The Group has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below.

The actual impact of adopting the standard on April 1, 2019 may change as the new accounting policies are subject to change until the Group presents its first financial statements that include the date of initial application.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognises a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The Group will recognise new assets and liabilities for operating leases of its office facilities (refer note 38). The nature of expenses related to those leases will now change because the Group will recognise a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Group recognised operating lease expense on a straight-line basis over the term of the lease, and recognised assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognised.

Based on the information currently available, the Group estimates that it will recognise additional lease liabilities ranging from USD 22,000 to USD 27,000 as at April 1, 2019 and corresponding right to use asset ranging from USD 19,000 to USD 24,000.

The Group plans to apply IFRS 16 initially on April 1, 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognised as an adjustment to the opening balance of retained earnings at April 1, 2019, with no restatement of comparative information.

The Group plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before April 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

IFRIC 23, Uncertainty over Income Tax Treatments:

In June 2017, the International Accounting Standards Board issued IFRIC 23, Uncertainty over Income Tax Treatments. IFRIC 23 is to be applied while performing the determination of taxable profit (or loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

The standard permits two possible methods of transition:

•

Full retrospective approach – Under this approach, IFRIC 23 will be applied retrospectively to each prior reporting period presented in accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors

•	Retrospectively with cumulative effect of initially applying IFRIC 23 recognized by adjusting equity on initial application, without adjusting comparatives

The effective date for adoption of IFRIC 23 is annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Group does not expect the adoption of IFRIC 23 to have a material impact on its consolidated results of operations, cash flows, financial position or disclosures.

Amendment to IAS 19 – plan amendment, curtailment or settlement:

In February 2018, the International Accounting Standards Board issued amendments to the guidance in IAS 19, ‘Employee Benefits’, in connection with accounting for plan amendments, curtailments and settlements.

The amendments require an entity:

•	to use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement; and

•

to recognize in profit or loss as part of past service cost, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognized because of the impact of the asset ceiling.

Effective date for application of this amendment is annual period beginning on or after 1 January 2019, although early application is permitted. The Group does not expect the adoption of this amendment to have a material impact on its consolidated results of operations, cash flows, financial position or disclosures.

Amendment to IFRS 3 Business Combinations:

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment also introduces an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2020, although early adoption is permitted. The Group is currently evaluating the effect of this amendment on the consolidated financial statements.